Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss	$ (10,287)	$ (7,289)
Items not affecting cash:
Stock-based compensation	7,518	3,670
Gain on disposition of mineral interests	(2,183)	0
Other income - flow-though shares	(5,374)	(4,321)
Income tax expense	2,164	2,977
Gain on investments	(612)	(866)
Impairment of investments	680	0
Finance expense (income) and other expense (income)	32	(33)
Changes in non-cash working capital items:
Amounts receivable and prepaid expenses	15	(3)
Accounts payable and accrued liabilities	(2,094)	690
Net cash used in operating activities	(10,141)	(5,178)
Investing Activities
Mineral interests	(21,916)	(24,070)
Acquisition of SnipGold Corp.	0	(1,602)
Acquisition of Snowstorm Exploration LLC	(979)	0
Investment of short-term deposits	(28,000)	(18,000)
Investment in associate	(1,638)	0
Redemption of reclamation deposits	892	0
Redemption of short-term deposits	22,064	26,420
Cash proceeds from sale of investments	1,426	700
Net cash used in investing activities	(28,151)	(16,552)
Financing Activities
Issue of share capital (net of costs)	38,414	22,386
Exercise of options and warrants	2,281	0
Net cash from financing activities	40,695	22,386
Net increase in cash and cash equivalents during the year	2,403	656
Cash and cash equivalents, beginning of the year	1,646	990
Cash and cash equivalents, end of the year	$ 4,049	$ 1,646